Other financial liabilities	12 Months Ended
Mar. 31, 2020
Disclosure Of Detailed Information About Other Financial Liabilities [Abstract]
Other Financial Liabilities
16. Other financial liabilities

	As at March 31,
	2019		2020
Non-current
Cash Settled ADS RSUs (Refer to Note 30)	₹	—	₹	146
Deposits and others		—		5

	₹	—	₹	151
Current
Cash Settled ADS RSUs (Refer to Note 30)	₹	—	₹	350
Deposits and others		644		549

	₹	644	₹	899
	₹	644	₹	1,050